Subsequent Events	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 13 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events, other than the below, that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On each of April 8, 2025 and May 5, 2025, the Company deposited $60,000, for an aggregated of $120,000 into the Trust Account of the Company for its public stockholders, which enables the Company to further extend the period of time it has to consummate the business combination from April 9, 2025 to June 9, 2025.

On April 18, 2025, the Company, Alps Holdco, Parent Representative and Seller Representative entered into Amendment No. 2 to the Merger Agreement, as disclosed in Note 1.

On April 30, 2025, the Nasdaq announced that it would delist the Company’s common stock, warrants, rights, and units. The Company’s securities were suspended from trading on December 17, 2024, and have not traded on Nasdaq since that time. Since December 17, 2024, the Company’s securities, including common stock, warrants, rights and units, have been quoted on the OTC Pink under the same ticker symbols following the delisting of The Company’s securities on Nasdaq. Nasdaq filed a Form 25 with the SEC on May 9, 2025, to complete the delisting. The delisting became effective on May 19, 2025, ten days after the Form 25 was filed. Following the effectiveness of the Form 25, the Company’s securities, including common stock, warrants, rights and units, continued to be quoted on the OTC Pink under the same ticker symbols.

Subsequent to March 31, 2025, the Company withdrew additional $270,000 under the note with Dr. Tham Seng Kong, as a result of which, the total outstanding balance of this note was $300,000, up to the date the unaudited condensed consolidated financial statements were available to be issued.

On May 22, 2025, the Company, Alps Holdco and Chardan Capital Markets LLC (“Chardan”) entered into an Amendment & Acknowledgement of Engagement Letter and Underwriting Agreement (the “Amendment & Acknowledgement”), in relation to an aggregate of $5,025,000 (the “Fee Amount”) Chardan will be entitled to receive at the closing of the business combination of the Company and Alps Holdco, comprising of $4,025,000 of deferred underwriting commission and $1,000,000 of M&A fee. The Amendment & Acknowledgement provides that certain shareholders of Alps Holdco will transfer 4,187,500 Alps Holdco Shares to Chardan immediately prior to the consummation of the business combination and such transfer shall be treated as full satisfaction of the Company’s obligation to pay the Fee Amount; provided that the business combination is consummated no later than July 31, 2025.

Note 12 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events, other than the below, that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On October 13, 2025, the Company entered into an additional promissory note with Dr. Tham Seng Kong, for the amount of $130,000, for the purpose of working capital. The promissory note is non-interest bearing and repayable upon consummation of an initial Business Combination.

Up to the date the unaudited consolidated financial statements were issued, $1,020,000 had been borrowed under the promissory notes issued to Dr. Tham Seng Kong and remained unpaid.

On October 28, 2025, the Company closed the merger with Pubco as described in Note 1.

Pubco and Public Gold Marketing Sdn Bhd have mutually agreed to revise the repayment schedule set forth in the Agreement dated March 7, 2025, pursuant to which, PubCo is obligated to make cash payment totaling $2,000,000 to Public Gold Marketing Sdn Bhd, comprising $1,000,000 paid on December 31, 2025 and a further $1,000,000 payable on or before March 20, 2026. On December 31, 2025, Pubco paid $1,000,000 to Public Gold Marketing Sdn Bhd. Up to the date the consolidated financial statements were issued, there are $1,000,000 still outstanding under the notes issued to Public Gold Marketing Sdn Bhd.

NOTE 13. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events, other than the below, that would have required adjustment or disclosure in the consolidated financial statements.

On each of January 4, 2025, February 5, 2025 and March 6, 2025, the Company deposited three tranches of $60,000, for an aggregated of $180,000 into the Trust Account, extending the Termination Date to April 9, 2025.

On March 6, 2025, the Company received an advance of $60,000 from the chief executive officer of the Company, the advance is non-interest bearing and repayable at the close of Business Combination.

On March 6, 2025, Globalink, Alps Holdco, Parent Representative and Seller Representative, entered into the Amendment of the Merger Agreement as disclosed in Note 1.

On March 7, 2025, the Company, PubCo and Public Gold Marketing Sdn Bhd entered into an agreement, pursuant to which the parties agreed that $2 million of the outstanding balance under the Promissory Notes shall be due and payable in cash. The parties have mutually agreed to revise the repayment schedule set forth in the Agreement dated March 7, 2025, pursuant to which PubCo has paid $1 million on December 31, 2025 and a further $1 million payable on or before March 20, 2026, and the remaining balance under the Promissory Notes shall be converted into ordinary shares of PubCo at the time of Closing, at a conversion price of $10.00 per share.